Warrant Liability (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Warrant Liability (Details) [Line Items]
Warrants issued (in Shares) | shares	8,050,000
Public warrants, description	• Public warrants: As described in Note 2, as a result of the Business Combination Agreement, the Company acquired 7,500,000 warrants previously issued by CFVI with regards to the Offering of 30,000,000 CFVI Units completed on February 23, 2021 (“Public Warrant(s)”).• Private placement warrants: As described in Note 2, as a result of the Business Combination Agreement, the Company also acquired 175,000 warrants previously issued by CFVI with regards to the sale of 700,000 units (including 175,000 warrants) (“Private Placement Warrants”).• Forward purchase warrants: As described in Note 2, the Company issued 1,500,000 shares in the Class A Common Stock of the Company and 375,000 warrants (“Forward Purchase Warrants”) to the Sponsor in relation to the FPA, for gross proceeds of $15,000,000.
Purchased shares (in Shares) | shares	1
Per share value	$ 11.5
Exercise of the warrants, percentage	50.00%
Price per warrants	$ 0.01
Warrants, description	The warrant liability was valued at $3.86 per warrant on September 16, 2022, the date of Qualifying Transaction. As these are financial liabilities measured at fair value through profit or loss, these Warrants were revalued at December 31, 2022 using the observable market price of $1.25 per warrant resulting in a gain of $21,010,500.
Private Placement Warrant [Member]
Warrant Liability (Details) [Line Items]
Per share value	$ 0.0001
Warrants [Member]
Warrant Liability (Details) [Line Items]
Per share value	$ 18